CONSECO STOCKCAR STOCKS MUTUAL FUND, INC.
                          11825 N. PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032




EDGAR FILING

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re: Conseco StockCar Stocks Mutual Fund, Inc. --Conseco StockCar Stocks Index Fund


                                    1933 Act File No. 333-53683
                                    1940 Act File No.  811-08791


                                  May 17, 2000

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for Conseco StockCar Stocks Index Fund does not differ from that contained in Post-Effective Amendment No. 9 (the "Amendment") to the Registration Statement of Form N-1A. This Amendment was filed electronically on May 12, 2000.

         Please contact me at (317) 817-6422 should you have any questions regarding this filing.


                                              Sincerely,

                                             /s/  William P. Kovacs
                                             William P. Kovacs,
                                             Vice President